Disclosure - Notes Payable, Due to Related Party and Convertible Debentures (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Oct. 31, 2020	Apr. 30, 2020
Note Payable to PayPal
Notes Payable
Notes payable assumed in connection with merger agreement, balance outstanding	$ 26,254	$ 61,673
Note Payable to Shopify Capital
Notes Payable
Notes payable assumed in connection with merger agreement, balance outstanding	209,050	7,875
Note Payable to Race Day Quads
Notes Payable
Notes payable assumed in connection with merger agreement, balance outstanding	49,223	49,223
Note Payable to BRIT, LLC
Due to Related Party
Due to related party, Merger Agreement, outstanding balance	161,547	164,234
Obligations of BRIT, LLC
Due to Related Party
Due to related party, Merger Agreement, outstanding balance	168,229	72,299
Convertible Note issued to accredited investor
Convertible Debentures
Convertible note, principal amount	$ 300,000	$ 300,000
Convertible note, term	2 years	2 years
Convertible note, interest rate	12.00%	12.00%
Convertible Note issued to director
Convertible Debentures
Convertible note, principal amount	$ 125,000	$ 125,000
Convertible note, term	2 years	2 years
Convertible note, interest rate	12.00%	12.00%
Convertible Note issued to chief executive officer
Convertible Debentures
Convertible note, principal amount	$ 25,000	$ 25,000
Convertible note, term	2 years	2 years
Convertible note, interest rate	12.00%	12.00%